6. EQUITY TRANSACTIONS	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
EQUITY TRANSACTIONS

COMMON STOCK AND WARRANTS

Aethlon Medical, Inc. Equity Transactions in the Fiscal Year Ended March 31, 2015.

Equity Unit Investments in the Fiscal Year Ended March 31, 2015

In the three months ended June 30, 2014, we completed unit subscription agreements with seven accredited investors pursuant to which we issued 43,849 shares of our common stock and 21,924 warrants to purchase our common stock for net cash proceeds of $320,800. Such warrants have exercise prices ranging from $9.65 to $11.80 per share.

During the three months ended September 30, 2014, we issued and sold to three accredited investors units consisting of (a) two thousand (2,000) restricted shares of our common stock, par value $.001 per share, at prices per share ranging from $4.55 to $4.70 and (b) a five-year warrant to purchase one thousand (1,000) shares of common stock at exercise prices ranging from $6.80 to $7.15 per share. In total, the investors purchased for cash an aggregate of $90,000 of units. The investors acquired an aggregate of 19,500 shares of common stock and warrants to acquire up to an aggregate of 9,750 shares of Common Stock.

During the three months ended December 31, 2014, we issued and sold to eight accredited investors units consisting of (a) 2,000 restricted shares of our common stock at prices per share ranging from $5.25 to $5.70 and (b) a five-year warrant to purchase 1,000 shares of common stock at exercise prices ranging from $7.70 to $8.35 per share. In total, the investors purchased for cash an aggregate of $502,700 of units. The investors acquired an aggregate of 90,125 shares of common stock and warrants to acquire up to an aggregate of 45,063 shares of common stock.

During the three months ended December 31, 2014, we sold $3,300,000 of units at a price of $15.00 per unit (the “December Financing”). Each unit consists of one share of common stock and a warrant to purchase 1.2 shares of common stock at an exercise price per share of $15.00. We sold a total of 220,000 units in the financing consisting of 220,000 shares of common stock and warrants to purchase 264,000 shares of common stock at an exercise price of $15.00 per share.

Roth Capital Partners, LLC served as sole placement agent for the December Financing and received a cash fee of $231,000, expense reimbursement of $25,000, and a five-year warrant to purchase 11,000 shares of common stock at an exercise price of $15.00 per share for its services in the financing. In addition, we paid $10,000 in legal expenses to the investors’ counsel. We also paid $32,572 to our counsel related to this financing. The net proceeds to us after the placement fee and legal fees were $3,001,428.

Note Conversions in the Fiscal Year Ended March 31, 2015

As discussed above in Note 5, during the three months ended June 30, 2014, we issued 314,286 shares of restricted common stock to the holder of one of the Series A 12% Convertible Notes in exchange for the conversion in full of the $660,000 principal balance of that note, 152,079 shares of restricted common stock in exchange for conversion of $343,200 of accrued interest and 75,000 shares of restricted common stock as a restructuring fee. During that period, we also issued the other holder of the Series A 12% Convertible Notes 51,837 shares of restricted common stock in exchange for conversion of $116,970 of accrued interest and 500 shares of restricted common stock as a restructuring fee.

During the three months ended September 30, 2014, we issued 38,750 shares of restricted common stock to the holders of three convertible notes in exchange for the partial or full conversion of principal and interest in the aggregate amount of $81,375 at a conversion price of $2.10 per share.

On July 24, 2014, we issued an aggregate of 50,079 shares of restricted common stock and a seven-year warrant to issue up to 25,040 shares of common stock at an exercise price of $6.60 per share to Dr. Chetan Shah, a director. The common stock and warrant were issued to Dr. Shah upon the conversion of an aggregate of $220,349 of unpaid principal and accrued interest due under a 10% Convertible Note previously issued to Dr. Shah by us on July 9, 2013.

On September 17, 2014, we issued to the holder of the remaining 2008 10% Convertible Note units consisting of an aggregate of 9,564 shares of restricted common stock and unit warrants to acquire up to an aggregate of 4,782 shares of common stock at an exercise price of $4.80 per share (see Note 5). The units were issued to the note holder upon the conversion of an aggregate of $45,906 of unpaid principal and accrued interest due under the promissory note, which represented the entire amount outstanding under the note. We recorded a loss on debt conversion of $65,493 on this transaction.

During the three months ended December 31, 2014, we issued an aggregate of 284,745 shares of common stock to two accredited investors upon the conversion of an aggregate of $597,965 of unpaid principal and accrued interest due under promissory notes we previously issued to the investors. The conversion price per share was $2.10 (see Note 5).

During the three months ended December 31, 2014, we issued an aggregate of 112,500 shares of common stock to convert in full the outstanding principal balance of $225,000 and interest balance of $11,250 on the remaining note from 2010 through the issuance of 112,500 shares of common stock. The conversion price per share was $2.10 (see Note 5).

During the three months ended December 31, 2014, we issued to an accredited investor units consisting of an aggregate of 36,716 shares of common stock and warrants to acquire up to an aggregate of 18,358 shares of common stock at an exercise price of $5.15 per share. The units were issued to the investor upon the conversion of an aggregate of $189,087 of unpaid principal and accrued interest due under two promissory notes we previously issued to the investor. The amounts converted represented the entire principal and interest outstanding under the notes and the notes held by that holder were retired (see Note 5).

During the three months ended March 31, 2015, we issued an aggregate of 98,688 shares of Common Stock to an accredited investor upon the conversion of an aggregate of $207,245 of unpaid principal due under a convertible promissory note previously issued to the investor. The conversion price per share was $2.10 (see Note 6).

Common Stock Issuances in the Fiscal Year Ended March 31, 2015

During the three months ended June 30, 2014, we issued 4,383 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $8.50 per share in payment for legal services, internal controls consulting services and regulatory consulting services collectively valued at $38,268 based on the value of the services provided.

During the three months ended September 30, 2014, we issued 7,199 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $7.00 per share in payment for legal and scientific consulting services valued at $49,090 based on the value of the services provided.

During the three months ended September 30, 2014, we issued 7,806 shares of restricted common stock at an average price of $9.50 per share in payment for investor relations consulting services valued at $75,000 based on the value of the services provided.

During the three months ended December 31, 2014, we issued 7,486 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $7.30 per share in payment for legal and scientific consulting services valued at $54,800 based on the value of the services provided.

During the three months ended December 31, 2014, we issued 780 shares of restricted common stock at an average price of $10.50 per share in payment for investor relations consulting services valued at $8,000 based on the value of the services provided.

Warrant Exercises and Issuance of New Warrants upon Exercise in the Fiscal Year Ended March 31, 2015

During the three months ended September 30, 2014, we issued to four investors 53,465 shares of restricted common stock through the cash exercise of eight warrants for $259,474 of cash at an average exercise price of approximately $5.00 per share. As an inducement to those investors, we issued them replacement warrants to acquire up to an aggregate of 53,465 shares of common stock on the same terms as the warrants they exercised.

During the three months ended December 31, 2014, we issued an aggregate of 113,422 shares of common stock and seven-year warrants to issue up to an aggregate of 113,422 shares of common stock at exercise prices ranging from $4.65 to $5.80 per share to eight accredited investors. One of the investors was Dr. Chetan Shah, one of our directors. We issued the common stock and warrants to the investors upon the cash exercise of previously issued warrants held by them. The investors paid an aggregate of $579,251 upon exercise of the previously outstanding warrants at exercise prices ranging from $4.65 to $5.80 per share.

Debt Reduction in the Fiscal Year Ended March 31, 2015

During the three months ended December 31, 2014, we paid off in full the outstanding principal balance and interest balance on the Law Firm Note with a cash payment of $50,000 and an issuance of 3,400 common shares (see Note 4).

Issuance of Convertible Notes in the Fiscal Year Ended March 31, 2015

During the three months ended December 31, 2014, we sold to two accredited investors (i) convertible promissory notes in the aggregate principal amount of $527,780 and (ii) five year warrants to purchase up to 47,123 shares of common stock at a fixed exercise price of $8.40 per share. The convertible promissory notes bear interest at the annual rate of 10% and mature on April 1, 2016. The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000; the balance of the principal amount of the notes represents a $27,780 due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a fixed price of $5.60 per share, for up to an aggregate of 94,246 shares of common stock (see Note 5).

Warrant Exercises in the Fiscal Year Ended March 31, 2015

During the three months ended December 31, 2014, we issued an aggregate of 430,333 shares of common stock to accredited investors upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants to purchase an aggregate of 605,304 shares of common stock.

During the three months ended March 31, 2015, we issued 3,574 shares of common stock to an accredited investor upon the exercise of a previously issued warrant. The warrant was exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercise. The cashless exercise of the warrant resulted in the cancellation of a portion of the previously issued warrant to purchase an aggregate of 1,602 shares of common stock.

Stock Option Exercises in the Fiscal Year Ended March 31, 2015

During the three months ended December 31, 2014, two former employees exercised stock options to purchase 1,000 common shares through a cash payment of $9,500 with an exercise price of $9.50 per share.

Aethlon Medical, Inc. Equity Transactions in the Fiscal Year Ended March 31, 2014

Common Stock Issuances in the Fiscal Year Ended March 31, 2014:

In June 2013, we completed a unit subscription agreement with three accredited investors pursuant to which we issued 31,605 shares of our common stock and 15,802 warrants to purchase our common stock for net cash proceeds of $128,000. Such warrants have an exercise price of $6.05 per share.

In June 2013, we issued to our CEO the remaining 68,000 shares under his restricted share grant, all of which were vested.

During the three months ended June 30, 2013, we issued 73,506 shares of restricted common stock to the holders of three notes issued by the Company in exchange for the partial conversion of principal and interest in an aggregate amount of $246,500 at an average conversion price of $3.35 per share.

During the three months ended June 30, 2013, we issued 4,455 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $4.88 per share in payment for legal services valued at $21,750 based on the value of the services provided.

In August 2013, we completed a unit subscription agreement with four accredited investors (the “Purchasers”) pursuant to which we issued 18,018 shares of our common stock and 9,009 warrants to purchase our common stock in exchange for net cash proceeds of $100,000. Such warrants have an exercise price of $8.35 per share.

During the three months ended September 30, 2013, we issued 18,670 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $6.83 per share in payment for legal and scientific consulting services valued at $127,593 based on the value of the services provided.

During the three months ended September 30, 2013, we issued 23,367 shares of restricted common stock at an average price of $4.92 per share in payment for investor relations and public relations services valued at $115,000 based on the value of the services provided.

During the three months ended September 30, 2013, we issued 55,907 shares of restricted common stock to the holders of four notes issued by the Company in exchange for the partial or full conversion of principal and interest in an aggregate amount of $173,960 at an average conversion price of $3.11 per share.

During the three months ended December 31, 2013, we entered into a unit purchase agreement and subscription agreements with 32 accredited investors pursuant to which we issued 287,344 shares of our common stock and warrants to purchase our common stock for gross cash proceeds of $1,795,900. Such warrants have an exercise price of $11.00 per share. A FINRA registered broker-dealer was engaged as placement agent in connection with the above Unit Purchase Agreement. We paid the placement agent an aggregate cash fee in the amount of $270,508 and will issue the placement agent or its designees warrants to purchase an aggregate of 43,102 shares of our common stock. We also paid $78,360 in other costs and fees, including legal fees, blue sky fees and escrow costs. The net proceeds that we received totaled $1,447,032.

During the three months ended December 31, 2013, we issued 29,304 shares of restricted common stock to the holders of two notes issued by us in exchange for the partial or full conversion of accrued interest in an aggregate amount of $80,000 at an average conversion price of $2.73 per share.

During the three months ended March 31, 2014, we issued 52,764 shares of restricted common stock to the holders of five notes issued by us in exchange for the partial or full conversion of accrued interest in an aggregate amount of $226,316 at an average conversion price of $4.29 per share.

During the three months ended March 31, 2014, we issued 6,935 shares of common stock pursuant to our S-8 registration statement covering our Amended 2010 Stock Plan at an average price of $9.41 per share in payment for legal services valued at $65,250 based on the value of the services provided.

During the three months ended March 31, 2014, we issued 7,996 shares of restricted common stock at an average price of $7.82 per share in payment for investor relations and public relations services valued at $62,500 based on the value of the services provided.

On March 31, 2014, we entered into extension agreements with three noteholders (see Note 5). In conjunction with the extension agreements, we agreed to issue to the noteholders an aggregate 90,142 shares of restricted common stock as a result of the noteholders invoking the antidilution protection on their notes.

In March 2014, a former director exercised 3,659 in vested stock options through the contribution of $2,000 in cash and $13,000 in accrued expenses owed to him based on the exercise price of $4.10 per share.

During the fiscal year ended March 31, 2014, we issued 254,325 shares of restricted common stock in connection with cashless warrant exercises discussed elsewhere in this footnote.

Exosome Sciences, Inc. Equity Transactions in the Fiscal Year Ended March 31, 2014

On November 21, 2013, ESI, prior to the transaction described herein, a wholly owned diagnostic subsidiary of ours, entered into a stock purchase agreement with twelve accredited investors pursuant to which such investors purchased an aggregate of 220,000 shares of ESI’s common stock at a purchase price of $5.00 per share, for an aggregate purchase price of $1,100,000 in cash.

On December 13, 2013, ESI entered into a second stock purchase agreement with three accredited investors, pursuant to which such investors purchased an aggregate of 80,000 shares of ESI’s common stock at a purchase price of $5.00 per share, for an aggregate purchase price of $400,000 in cash.

The aggregate gross proceeds received by ESI under these two transactions above were $1,500,000. As a result of these transactions the Company’s percentage ownership of the outstanding common stock of ESI was reduced from 100% to 80%.

One of the investors was Dr. Chetan Shah, a director of the Company. Dr. Shah purchased 70,000 ESI shares for an aggregate purchase price of $350,000.

WARRANTS:

A summary of the aggregate warrant activity for the years ended March 31, 2015 and 2014 is presented below:

	Year Ended March 31,
	2015		2014
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	1,414,190	$5.00	1,512,946	$5.50
Granted	806,478	$8.46	290,610	$9.00
Exercised	(590,659)	$4.29	(254,324)	$4.00
Cancelled/Forfeited	(199,271)	$7.11	(135,042)	$5.50
Outstanding, end of year	1,430,738	$6.84	1,414,190	$5.00
Exercisable, end of year	1,430,738	$6.84	1,414,190	$5.00
Weighted average estimated fair value of warrants granted		$11.83		$4.50

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2015	2014
Risk free interest rate	0.79%-2.29%	1.3%-2.04%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	87.8% - 107.4%	91.2% - 98.5%
Expected dividends	None	None

The detail of the warrants outstanding and exercisable as of March 31, 2015 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	528,657	3.77	$2.62	528,657	$2.62
$5.20 - $9.00	605,152	4.37	$6.66	605,152	$6.66
$9.65 - $15.00	296,929	4.71	$14.70	296,929	$14.70
	1,430,738			1,430,738

STOCK OPTIONS:

2000 STOCK OPTION PLAN

Our 2000 Stock Option Plan provides for the grant of incentive stock options to our full-time employees (who may also be directors) and nonstatutory stock options to non-employee directors, consultants, customers, vendors or providers of significant services. The exercise price of any incentive stock option may not be less than the fair market value of the common stock on the date of grant or, in the case of an optionee who owns more than 10% of the total combined voting power of all classes of our outstanding stock, not be less than 110% of the fair market value on the date of grant. The exercise price, in the case of any nonstatutory stock option, must not be less than 75% of the fair market value of the common stock on the date of grant. The amount reserved under the 2000 Stock Option Plan is 10,000 options.

At March 31, 2015, all of the grants previously made under the 2000 Stock Option Plan had expired and 200 restricted shares had been issued under the plan, with 9,800 available for future issuance.

2003 CONSULTANT STOCK PLAN

Our 2003 Consultant Stock Plan, as amended from time to time (the "Stock Plan"), adopted by us in August 2003, advances our interests by helping us obtain and retain the services of persons providing consulting services upon whose judgment, initiative, efforts and/or services we are substantially dependent, by offering to or providing those persons with incentives or inducements affording such persons an opportunity to become owners of our common stock. Over several years, we issued 150,000 shares under the Stock Plan and discontinued using the Stock Plan in October 2012.

2010 STOCK INCENTIVE PLAN

In August 2010, we adopted the 2010 Stock Incentive Plan, which provides incentives to attract, retain and motivate employees and directors whose present and potential contributions are important to our success by offering them an opportunity to participate in our future performance through awards of options, the right to purchase common stock, stock bonuses and stock appreciation rights and other awards. A total of 70,000 common shares were initially reserved for issuance under the 2010 Stock Incentive Plan.

In August 2010, we filed a registration statement on Form S-8 for the purpose of registering 70,000 common shares issuable under this plan under the Securities Act, and in July 2012, we filed a registration statement on Form S-8 for the purpose of registering 100,000 common shares issuable under this plan under the Securities Act.

At March 31, 2015, we had 28,845 shares available under this plan.

2012 DIRECTORS COMPENSATION PROGRAM

In July 2012, our Board of Directors approved a board compensation program that modifies and supersedes the 2005 Directors Compensation Program, which was previously in effect. Under the 2012 program, in which only non-employee directors may participate, an eligible director will receive a grant of $35,000 worth of ten-year options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. In addition, under this program, eligible directors will receive cash compensation equal to $500 for each committee meeting attended and $1,000 for each formal board meeting attended.

In the fiscal year ended March 31, 2013, our Board of Directors granted ten-year options to acquire an aggregate of 33,342 shares of our common stock, all with an exercise price of $3.80 per share, to our four outside directors under the 2012 program.

In the fiscal year ended March 31, 2014, our Board of Directors granted ten-year options to acquire an aggregate of 31,911 shares of our common stock, all with an exercise price of $4.10 per share, to our five outside directors under the 2012 program.

In the fiscal year ended March 31, 2015, our Board of Directors granted ten-year options to acquire an aggregate of 11,053 shares of our common stock, all with an exercise price of $9.50 per share, to our three outside directors under the 2012 program.

At March 31, 2015 we had issued 26,757 options under the old 2005 program to outside directors and 79,309 options to employee-directors, 21,756 outside directors’ options had been forfeited, 5,000 outside directors’ options had been exercised, 79,309 employee-directors’ options had been forfeited and no options under the old 2005 program remained outstanding.

On June 6, 2014, our Board of Directors approved certain changes to the 2012 program. Under this modified program, a new eligible director will receive an initial grant of $50,000 worth of options to acquire shares of common stock, with such grant being valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. These options will have a term of ten years and will vest 1/3 upon grant and 1/3 upon each of the first two anniversaries of the date of grant. In addition, at the beginning of each fiscal year, each existing director eligible to participate in the modified 2012 program also will receive a grant of $35,000 worth of options valued at the exercise price based on the average of the closing bid prices of the common stock for the five trading days preceding the first day of the fiscal year. Such options will vest on the first anniversary of the date of grant. In lieu of per meeting fees, eligible directors will receive an annual board retainer fee of $30,000. The modified 2012 program also provides for the following annual retainer fees: Audit Committee Chair - $5,000, Compensation Committee chair - $5,000, Audit Committee member - $4,000, Compensation Committee member - $4,000 and lead independent director - $15,000.

STAND-ALONE GRANTS

From time to time our Board of Directors grants restricted stock or common share purchase options or warrants to selected directors, officers, employees and consultants as equity compensation to such persons on a stand-alone basis outside of any of our formal stock plans. The terms of these grants are individually negotiated.

On June 8, 2009, our Board of Directors approved the grant to Mr. Joyce of 80,000 shares of restricted common stock at a price per share of $12.00, the vesting and issuance of which occurred in equal installments over a thirty-six-month period that commenced on June 30, 2010.

As of March 31, 2015, we had issued 499,763 options (of which 146,810 have been exercised or cancelled) and authorized the issuance of 80,000 shares of restricted stock outside of the 2005 Directors Compensation Plan, the 2012 Directors Compensation Plan, the 2000 Stock Option Plan, the 2003 Consultant Stock Plan and the 2010 Incentive Stock Plan.

The following is a summary of the stock options outstanding at March 31, 2015 and 2014 and the changes during the years then ended:

	Year Ended March 31,
	2015		2014
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	522,668	$12.50	421,916	$14.00
Granted	59,453	$9.50	104,411	$4.50
Exercised	(1,000)	$9.50	(3,659)	$4.00
Cancelled/Forfeited	(79,431)	$18.76	–	$–
Outstanding, end of year	501,690	$11.00	522,668	$12.50
Exercisable, end of year	418,923	$12.00	449,751	$13.50
Weighted average estimated fair value of options granted		$9.50		$6.50

The following outlines the significant weighted average assumptions used to estimate the fair value with respect to stock options utilizing the Binomial Lattice option pricing model for the years ended March 31, 2015 and March 31, 2014:

	Year Ended March 31,
	2015	2014
Risk free interest rate	2.60%	0.38% to 2.65%
Average expected life	10 years	3 to 10 years
Expected volatility	90.23%	91.05% to 102.67%
Expected dividends	None	None

The detail of the options outstanding and exercisable as of March 31, 2015 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$4.00 - $9.50	190,547	8.56 years	$6.03	107,780	$5.56
$10.50 - $12.50	220,143	4.25 years	$11.98	220,143	$11.98
$18.00 - $20.50	91,000	3.05 years	$19.13	91,000	$19.13
	501,690			418,923

We recorded stock-based compensation expense related to share issuances and to options granted totaling $416,481 and $607,946 for the fiscal years ended March 31, 2015 and 2014, respectively. These expenses were recorded as stock compensation included in payroll and related expenses in the accompanying consolidated statement of operations for the years ended March 31, 2015 and 2014.

Our total stock-based compensation for fiscal years ended March 31, 2015 and 2014 included the following:

	March 31, 2015	March 31, 2014
Vesting of restricted stock grant	$–	$64,444
Incremental fair value of option modifications	–	1,914
Vesting of stock options	416,481	541,588
Total Stock-Based Compensation	$416,481	$607,946

As of March 31, 2015, we had $341,982 of remaining unrecognized stock option expense, which is expected to be recognized over a weighted average remaining vesting period of 1.10 years.

On March 31, 2015, our stock options had a negative intrinsic value since the closing price on that date of $9.50 per share was below the weighted average exercise price of our stock options.